Other information about investments - Other significant investments - Exploration & Production (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 EGP (ج.م.)	Dec. 31, 2021 VEF	Dec. 31, 2021 AOA (Kz)	Dec. 31, 2020 EUR (€)
Other significant investments
Share capital		€ 4,005,000,000					€ 4,005,000,000
ENI SpA
Other significant investments
Share capital		4,005,358,876					€ 4,005,358,876
Exploration & Production | Italy | Other significant investments One [member]
Other significant investments
Company name	BF SpA(#)
Registered office	Jolanda di Savoia (FE)
Country of operation	Italy
Share capital		187,059,565
Consolidation or valuation method	F.V.
Exploration & Production | Italy | Other significant investments One [member] | Eni Natural Energ. SpA
Other significant investments
% Ownership	3.32%
Exploration & Production | Italy | Other significant investments One [member] | Third parties
Other significant investments
% Ownership	96.68%
Exploration & Production | Italy | Other Significant Investments Two [Member]
Other significant investments
Company name	Consorzio Universitario in Ingegneria per la Qualità e l'Innovazione
Registered office	Pisa
Country of operation	Italy
Share capital		138,000
Consolidation or valuation method	F.V.
Exploration & Production | Italy | Other Significant Investments Two [Member] | ENI SpA
Other significant investments
% Ownership	16.67%
Exploration & Production | Italy | Other Significant Investments Two [Member] | Third parties
Other significant investments
% Ownership	83.33%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Three [Member]
Other significant investments
Company name	Administradora del Golfo de Paria Este SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF					VEF 0
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Three [Member] | Eni Venezuela BV
Other significant investments
% Ownership	19.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Three [Member] | Third parties
Other significant investments
% Ownership	80.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Four [Member]
Other significant investments
Company name	Brass LNG Ltd
Registered office	Lagos (Nigeria)
Country of operation	Nigeria
Share capital | $	$ 1,000,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Four [Member] | Eni Int. NA NV Sarl
Other significant investments
% Ownership	20.48%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Four [Member] | Third parties
Other significant investments
% Ownership	79.52%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Five [Member]
Other significant investments
Company name	Darwin LNG Pty Ltd
Registered office	West Perth (Australia)
Country of operation	Australia
Share capital | $			$ 187,569,921.42
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Five [Member] | Eni G&P LNG Aus. BV
Other significant investments
% Ownership	10.99%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Five [Member] | Third parties
Other significant investments
% Ownership	89.01%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Six [Member]
Other significant investments
Company name	New Liberty Residential Co Llc
Registered office	West Trenton (USA)
Country of operation	USA
Share capital | $	$ 0
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Six [Member] | Eni Oil & Gas Inc
Other significant investments
% Ownership	17.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Six [Member] | Third parties
Other significant investments
% Ownership	82.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Seven [Member]
Other significant investments
Company name	Nigeria LNG Ltd
Registered office	Port Harcourt (Nigeria)
Country of operation	Nigeria
Share capital | $	$ 1,138,207,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Eni Int. NA NV Sarl
Other significant investments
% Ownership	10.40%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Third parties
Other significant investments
% Ownership	89.60%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eight [Member]
Other significant investments
Company name	North Caspian Operating Company NV
Registered office	The Hague (Netherlands)
Country of operation	Kazakhstan
Share capital		€ 128,520
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Agip Caspian Sea BV
Other significant investments
% Ownership	16.81%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Third parties
Other significant investments
% Ownership	83.19%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Nine [Member]
Other significant investments
Company name	OPCO - Sociedade Operacional Angola LNG SA
Registered office	Luanda (Angola)
Country of operation	Angola
Share capital | Kz						Kz 7,400,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Eni Angola Prod BV
Other significant investments
% Ownership	13.60%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Third parties
Other significant investments
% Ownership	86.40%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Ten [Member]
Other significant investments
Company name	Petrolera Güiria SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF					VEF 0
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Eni Venezuela BV
Other significant investments
% Ownership	19.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Third parties
Other significant investments
% Ownership	80.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eleven [Member]
Other significant investments
Company name	SOMG - Sociedade de Operações e Manutenção de Gasodutos SA
Registered office	Luanda (Angola)
Country of operation	Angola
Share capital | Kz						Kz 7,400,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Eni Angola Prod BV
Other significant investments
% Ownership	10.57%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Third parties
Other significant investments
% Ownership	89.43%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Twelve [Member]
Other significant investments
Company name	Torsina Oil Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital | ج.م.				ج.م. 20,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Twelve [Member] | Ieoc Production BV
Other significant investments
% Ownership	12.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Twelve [Member] | Third parties
Other significant investments
% Ownership	87.50%